Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 2,135,550	₩ 2,287,580	₩ 2,324,112
Borrowing costs capitalized	22,619	37,261
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 628,595	₩ 1,180,563
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	2.51%	1.74%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	3.90%	3.45%